CASH AND CASH EQUIVALENTS - Market Risks (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Interest rate risk [member] | Cash and Cash Equivalents [member]
Nature and extent of market risks
100bp increase	R 19.5	R 10.0
100bp decrease	(19.5)	(10.0)
Strengthening of the Rand against the US Dollar [member]
Nature and extent of market risks
Increased/(decreased) equity and profit/(loss)	(4.9)	0.0
Weakening of the Rand against the US Dollar [Member]
Nature and extent of market risks
Increased/(decreased) equity and profit/(loss)	R 4.9	R 0.0